CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Revenues
Rental income (Notes 1, 3 and 7)	$ 15,891,823	$ 16,530,063	$ 14,856,365
Total revenues	15,891,823	16,530,063	14,856,365
Expenses
Real estate operating expenses (Notes 3 and 6)	8,821,467	8,044,218	7,837,227
Administrative and general expenses (Note 3)	3,584,104	3,614,784	3,574,616
Depreciation and amortization (Notes 1 and 3)	1,636,561	1,574,913	1,556,788
Loss on disposition of property and equipment	316,021	4,215	7,853
Total expenses	14,358,153	13,238,130	12,976,484
Income from continuing operations before investment income, interest expense and income taxes	1,533,670	3,291,933	1,879,881
Investment income and interest expense:
Investment income (Notes 1 and 2)	74,326	32,184	103,084
Interest expense (Notes 3, 4, 10 and 14)	(426,325)	(522,764)	(652,830)
Interest Income (Expense), Net	(351,999)	(490,580)	(549,746)
Income from continuing operations before income taxes	1,181,671	2,801,353	1,330,135
Income taxes provided (Notes 1 and 5)	518,000	1,531,000	572,000
Net income from continuing operations	663,671	1,270,353	758,135
Discontinued Operations (Note 3)
(Loss) from discontinued operations - net of taxes			(227,779)
Net income	663,671	1,270,353	530,356
Retained earnings, beginning of year	38,340,270	37,069,917	36,539,561
Retained earnings, end of year	$ 39,003,941	$ 38,340,270	$ 37,069,917
Income per common share from continuing operations	$ 0.33	$ 0.63	$ 0.37
(Loss) per common share from discontinued operations			$ (0.11)
Income per common share	$ 0.33	$ 0.63	$ 0.26
Dividends per share
Average common shares outstanding	2,015,780	2,015,780	2,015,780